CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY	CNY (¥) shares	USD ($) shares	Class A Common Shares CNY (¥) shares	Common Shares CNY (¥) shares	Common Shares Class A Common Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Class A Common Shares CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income Class A Common Shares CNY (¥)	Accumulated deficits CNY (¥)	Accumulated deficits Class A Common Shares CNY (¥)
Balance at Dec. 31, 2014	¥ 2,366,391,673			¥ 727,825		¥ 3,621,645,725		¥ 1,144,629		¥ (1,257,126,506)
Balance (in shares) at Dec. 31, 2014 | shares				114,379,243
Increase (Decrease) in Stockholders' Equity
Share-based compensation	13,983,246					13,983,246
Exercises of share options	5,089,020			¥ 2,617		5,086,403
Exercises of share options (in shares) | shares				416,246
Issuance of Class A common shares in private placement, net of issuance costs			¥ 792,860,341		¥ 136,559		¥ 792,723,782
Issuance of Class A common shares in private placement, net of issuance costs (in shares) | shares					22,337,924
Net income	696,338,805									696,338,805
Foreign currency translation adjustments	73,410,193							73,410,193
Balance at Dec. 31, 2015	3,948,073,278			¥ 867,001		4,433,439,156		74,554,822		(560,787,701)
Balance (in shares) at Dec. 31, 2015 | shares				137,133,413
Increase (Decrease) in Stockholders' Equity
Share-based compensation	16,040,947					16,040,947
Exercises of share options	25,233,557			¥ 11,462		25,222,095
Exercises of share options (in shares) | shares				1,726,874
Net income	33,135,116									33,135,116
Foreign currency translation adjustments	(31,353,357)							(31,353,357)
Balance at Dec. 31, 2016	¥ 3,991,129,541			¥ 878,463		4,474,702,198		43,201,465		(527,652,585)
Balance (in shares) at Dec. 31, 2016 | shares	138,860,287	138,860,287	67,547,921	138,860,287
Increase (Decrease) in Stockholders' Equity
Share-based compensation	¥ 13,588,843					13,588,843
Exercises of share options	¥ 955,485			¥ 200		955,285
Exercises of share options (in shares) | shares	0	0		30,000
Net income	¥ 122,216,243	$ 18,784,293								122,216,243
Foreign currency translation adjustments	78,656,657							78,656,657
Balance at Dec. 31, 2017	¥ 4,206,546,769	$ 646,534,400		¥ 878,663		¥ 4,489,246,326		¥ 121,858,122		¥ (405,436,342)
Balance (in shares) at Dec. 31, 2017 | shares	138,890,287	138,890,287	73,251,730	138,890,287